UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 138.4%
Corporate — 9.9%
County of Middlesex New Jersey Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$1,790	$125,067
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,479,944
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT (c):
7.00%, 11/15/30	3,450	3,449,793
7.20%, 11/15/30	2,000	1,999,940
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project AMT:
Series A, 5.70%, 10/01/39	1,500	1,586,940
Series B, 5.60%, 11/01/34	1,275	1,354,764

		10,996,448

County/City/Special District/School District — 19.3%
City of Margate New Jersey, GO, Refunding, Improvement, 5.00%, 1/15/28	1,085	1,161,395
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM):
5.00%, 7/01/34	1,075	1,099,478
5.00%, 7/01/35	175	178,332
County of Bergen New Jersey Improvement Authority, Refunding RB, Fair Lawn Community Center, Inc. Project, 5.00%, 9/15/34	785	846,756
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,693,296
5.50%, 10/01/29	2,630	3,060,610
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 1/01/39	2,000	2,085,180
5.38%, 1/01/44	2,400	2,502,432

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	$1,515	$1,570,176
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,185	2,279,064
New Jersey EDA, Refunding, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,681,925
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,600	2,234,544

		21,393,188

Education — 17.2%
New Jersey EDA, RB, MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,581,810
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	580	606,280
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,230	3,338,302
Georgian Court University, Series D, 5.00%, 7/01/33	250	250,065
Kean University, Series A, 5.50%, 9/01/36	2,060	2,185,124
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	688,829
Ramapo College, Series B, 5.00%, 7/01/42	265	272,489
Seton Hall University, Series D, 5.00%, 7/01/43	345	353,214
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	1,450	1,917,045
New Jersey Higher Education Student Assistance Authority, Refunding RB, Student Loan:
Series 1, AMT, 5.75%, 12/01/29	2,055	2,164,737
Series 1A, 5.00%, 12/01/25	500	527,525

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Student Assistance Authority, Refunding RB, Student Loan (concluded):
Series 1A, 5.00%, 12/01/26	$325	$340,210
Series 1A, 5.25%, 12/01/32	500	518,665
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	970	1,000,216
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	3,145	3,305,206

		19,049,717

Health — 18.4%
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	500	494,085
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	855	788,028
Masonic Charity Foundation Project, 5.50%, 6/01/31	875	875,613
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.75%, 11/01/24	4,050	4,080,820
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	1,790	1,786,617
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	730	741,790
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	750	779,580
Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,250	1,290,375
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	900	998,964
AHS Hospital Corp., 6.00%, 7/01/41	1,045	1,184,706
Meridian Health System Obligated Group, 5.00%, 7/01/26	970	1,039,675
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	500	510,600

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
South Jersey Hospital, 5.00%, 7/01/46	$1,650	$1,639,374
St. Barnabas Health Care System, Series A, 5.00%, 7/01/25	140	148,686
St. Burnable Health Care System, Series A, 5.00%, 7/01/29	1,750	1,762,092
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	580	605,056
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	1,605	1,651,641

		20,377,702

Housing — 10.4%
County of Middlesex New Jersey Improvement Authority, RB, AMT (Fannie Mae):
Administration Building Residential Project, 5.35%, 7/01/34	1,400	1,399,874
New Brunswick Apartments Rental Housing, 5.30%, 8/01/35	4,320	4,321,426
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	1,185	1,203,545
M/F Housing, Series A, 4.55%, 11/01/43	1,540	1,384,029
S/F Housing, Series AA, 6.38%, 10/01/28	760	797,620
S/F Housing, Series AA, 6.50%, 10/01/38	800	814,376
S/F Housing, Series CC, 5.00%, 10/01/34	1,055	1,076,511
S/F Housing, Series X, AMT, 4.85%, 4/01/16	530	542,142

		11,539,523

State — 28.3%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 4.06%, 11/01/26 (e)	6,000	3,558,120

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	$5,000	$5,295,400
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,570,951
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,525	1,605,627
School Facilities Construction, Series KK, 5.00%, 3/01/35	1,000	1,029,440
School Facilities Construction, Series KK, 5.00%, 3/01/38	785	803,526
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,000	3,289,320
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	810	839,500
Cigarette Tax, 5.00%, 6/15/29	1,000	997,790
Cigarette Tax (AGM), 5.00%, 6/15/22	2,940	3,334,195
School Facilities Construction, Series GG, 5.25%, 9/01/26	3,500	3,879,435
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,389,551
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	2,000	2,147,660
5.25%, 6/15/28	600	639,264

		31,379,779

Transportation — 34.2%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	800	824,760
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	1,970	2,067,870
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/30	1,415	1,508,079
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 5.50%, 12/15/32 (e)	4,000	1,417,320

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation Program, Series AA, 5.25%, 6/15/33	$3,110	$3,310,377
Transportation Program, Series AA, 5.50%, 6/15/39	2,260	2,418,403
Transportation System, 6.00%, 12/15/38	945	1,064,883
Transportation System, Series A, 6.00%, 6/15/35	4,135	4,593,199
Transportation System, Series A, 5.88%, 12/15/38	1,770	1,977,993
Transportation System, Series A, 5.50%, 6/15/41	2,000	2,105,320
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,081,540
Port Authority of New York & New Jersey, RB, JFK International Air Terminal Special Project:
Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	6,059,700
Series 8, 6.00%, 12/01/42	1,430	1,533,718
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	1,750	1,914,150
166th Series, 5.25%, 7/15/36	4,000	4,286,800
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/27	1,000	1,081,500
5.00%, 11/01/28	305	325,487
5.00%, 11/01/29	305	321,259

		37,892,358

Utility — 0.7%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 5.14%, 9/01/33 (e)	2,000	731,000

Total Municipal Bonds — 138.4%		153,359,715

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New Jersey — 26.3%
County/City/Special District/School District — 5.3%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$5,710	$5,903,398

Education — 1.4%
Rutgers - The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	1,499	1,586,415

State — 5.8%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (d)	987	1,111,323
6.00%, 12/15/34	2,013	2,266,227
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (g)	2,787	2,982,217

		6,359,767

Transportation — 13.8%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (g)	4,700	4,877,096
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC) (AGM), 5.00%, 12/15/32	2,000	2,097,640
Series B, 5.25%, 6/15/36 (g)	2,501	2,628,527
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	3,495	3,531,977

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$2,039	$2,158,813

		15,294,053

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 26.3%		29,143,633

Total Long-Term Investments (Cost — $179,750,618) — 164.7%		182,503,348

Short-Term Securities	Shares

BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	2,286,810	2,286,810

Total Short-Term Securities (Cost — $2,286,810) — 2.1%		2,286,810

Total Investments (Cost — $182,037,428*) — 166.8%		184,790,158
Other Assets Less Liabilities — 2.1%		2,393,322
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.6%)		(17,303,792)
VMTP Shares, at Liquidation Value — (53.3%)		(59,100,000)

Net Assets Applicable to Common Shares — 100.0%		$110,779,688

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$164,908,958
Gross unrealized appreciation		$6,764,476
Gross unrealized depreciation		(4,184,558)
Net unrealized appreciation		$2,579,918

Notes to Schedule of Investments
(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(b)	Non-income producing security.
(c)	Variable rate security. Rate shown is as of report date.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from June 15, 2019 to September 1, 2020 is $7,517,577.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	4

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

BIF New Jersey Municipal Money Fund	4,818,896	(2,532,086)	2,286,810	—

(i)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
Fannie Mae	Federal National Mortgage Association
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family
•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(68)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$8,660,438	$(5,387)

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$182,503,348	—	$182,503,348
Short-Term Securities	$2,286,810	—	—	2,286,810
Total	$2,286,810	$182,503,348	—	$184,790,158

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(5,387)	—	—	$(5,387)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	6

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

Certain of the Trust's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$54,178	—	—	$54,178
Cash pledged for financial futures contracts	121,000	—	—	121,000
Liabilities:
TOB trust certificates	—	$(17,301,282)	—	(17,301,282)
VMTP Shares	—	(59,100,000)	—	(59,100,000)

Total	$175,178	$(76,401,282)	—	$(76,226,104)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	7

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 23, 2013